Segment information - Goodwill, intangible assets, property, plant and equipment geographical information (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	$ 546,808	$ 591,031
Subtotal Europe
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	320,956	354,167
Germany
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	136,710	145,837
Sweden
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	72,095	80,974
Italy
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	65,124	72,980
Poland
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	43,466	49,933
Rest of Europe
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	3,561	4,443
United States
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	85,243	70,530
South Korea
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	84,943	109,905
South Africa
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	29,081	32,007
Brazil
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	17,289	13,661
China
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	9,261	10,733
Other
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	$ 35	$ 28